Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
12.	Related party transactions

During 2024, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,036	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of December 31, 2024, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free current account receivable, repayable on demand

During 2023, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,036	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of December 31, 2023, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$7,673	A company controlled by the spouse of the Company’s controlling shareholder	Rental deposits paid
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free current account receivable, repayable on demand
Wai Fung Investment International Group	$53,708	A partnership established by the Company’s controlling shareholder and his mother, an executive director of the Company	Unsecured interest free current account payable, repayable on demand

The above transactions were not in arms length transactions that the related party is considered providing favors to the Company. As the balances were repayable on demand, there was no imputed interest concerned.